Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Class A | Education [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class A | Special Tax Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Class A | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class A | Power [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | Water & Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Industrial Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Class C | Education [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class C | Special Tax Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Class C | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class C | Power [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C | Water & Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Industrial Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Class I | Education [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class I | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class I | Special Tax Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Class I | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class I | Power [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I | Water & Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Industrial Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%